Note Payable (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Debt Disclosure [Abstract]
Schedule of Note Payable

The note payable is comprised of the following at:

	December 31, 2016	June 30, 2016
	(Unaudited)
Note payable	$3,500,000	$2,712,787
Less: unamortized loan discount	-	(154,462)
Less: unamortized debt issuance costs	-	(79,605)
Total note payable, net	$3,500,000	$2,478,720

The note payable is comprised of the following at:

	June 30,
	2016	2015
Note payable	$2,712,787	$2,000,000
Less: unamortized loan discount	(154,462)	(277,070)
Less: unamortized debt issuance costs	(79,605)	(102,641)
Total Note Payable, net	$2,478,720	$1,620,289